Share warrant obligation (Tables)	6 Months Ended
Jun. 30, 2023
Share warrant obligation
Schedule of fair value of warrants

	June 30, 2023	December 31, 2022
Risk free rate	n/a	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	n/a	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price1	n/a	4.63
Expected warrant life (years)	n/a	3.7

Schedule of warrant obligations

	Public Warrants	Private Warrants	Total
Balance at January 1, 2022	10,372	11,657	22,029
Fair value adjustment	(598)	(4,166)	(4,764)
Balance at June 30, 2022	9,774	7,491	17,265

	Public Warrants	Private Warrants	Total
Balance at January 1, 2023	7,575	5,460	13,035
Fair value adjustment	(5,955)	(4,650)	(10,605)
Balance at June 30, 2023	1,620	810	2,430